Notes Payable - Schedule of Notes Payable (10K) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Issue Date		Sep. 19, 2014	Sep. 19, 2014
Maturity Date		Mar. 31, 2015	Mar. 31, 2015
Interest Rate		8.50%	8.50%
Secured Convertible Note	$ 9,000,000	$ 7,000,000	$ 5,000,000
Less: Debt discount	3,092,226	1,383,905	1,354,806
Net Notes payable	$ 5,327,210	$ 5,082,752	$ 3,645,194
First Secured Convertible Note [Member]
Issue Date	Oct. 24, 2014	Oct. 24, 2014	Oct. 24, 2014
Maturity Date	Dec. 31, 2019	Oct. 24, 2017	Oct. 24, 2017
Interest Rate	8.50%	8.50%	8.50%
Secured Convertible Note	$ 5,000,000	$ 5,000,000	$ 5,000,000
Second Secured Convertible Note [Member]
Issue Date	May 04, 2015	May 04, 2015	May 04, 2015
Maturity Date	Dec. 31, 2019	May 04, 2018	May 04, 2018
Interest Rate	8.50%	8.50%	8.50%
Secured Convertible Note	$ 2,000,000	$ 2,000,000	$ 0